Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosureofnumberandweightedaverageexercisepricesofshareoptions [Abstract]
Number stock options, Beginning balance | shares	3,181,538	2,470,295	1,465,295
Number stock options, Granted | shares	936,000	742,500	1,144,000
Number stock options, Exercised | shares	(241,825)	(31,257)	(34,000)
Number stock options, Forfeited | shares	(45,061)	0	(105,000)
Number stock options, Ending balance | shares	3,830,652	3,181,538	2,470,295
Beginning balance, Weighted average | € / shares	€ 9.69	€ 9.18	€ 1.85
Granted , Weighted average | € / shares	6.53	16.12	15.8
Exercised , Weighted average | € / shares	1.45	2.38	2.38
Forfeited , Weighted average | € / shares	8.9	0	16.67
Ending balance, Weighted average | € / shares	€ 9.46	€ 9.69	€ 9.18